LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
LOANS AND BORROWINGS
Schedule of borrowings

	As of December 31,
	2021	2022

Short-term borrowings	4,639,674	1,652,196
Current portion of long-term borrowings	1,308,339	1,971,771
Sub-total	5,948,013	3,623,967
Long-term borrowings, excluding current portion	18,284,514	23,518,058
Total loans and borrowings	24,232,527	27,142,025

Schedule of short-term borrowings

	As of December 31,
	2021	2022

Unsecured short-term loans and borrowings	512,387	1,388,192
Secured short-term loans and borrowings	4,127,287	264,004
	4,639,674	1,652,196

Schedule of assets to secure the short-term borrowings

	As of December 31,
	2021	2022

Accounts receivable	65,985	—
Property and equipment, net	397,285	245,543
Operating lease ROU assets	81,397	—

	544,667	245,543

Schedule of long-term borrowings

	As of December 31,
	2021	2022

Unsecured long-term loans and borrowings	60,000	—
Secured long-term loans and borrowings	19,532,853	25,489,829
	19,592,853	25,489,829

Schedule of assets to secure the long-term borrowings

	As of December 31,
	2021	2022

Accounts receivable	974,536	1,256,289
Other current assets	—	97,049
Property and equipment, net	2,629,904	11,103,541
Prepaid land use rights, net	634,953	17,733
Operating lease ROU assets	1,537,304	3,607,506
Other non-current assets	14,691	23,912
	5,791,388	16,106,030

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve months ending December 31,
2023	1,971,771
2024	3,454,547
2025	2,676,381
2026	3,231,850
2027	4,235,557
Thereafter	9,919,723
25,489,829